Income from operations - Employees by geographical location (Detail) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Aggregate continuing and discontinued operations
Income from operations [Line Items]
Average number of employees	67,033	68,956	72,264
Netherlands
Income from operations [Line Items]
Average number of employees	8,342	8,844	9,794
Other countries
Income from operations [Line Items]
Average number of employees	58,691	60,113	62,471